Document And Entity Information	Apr. 26, 2022
Document Information Line Items
Entity Registrant Name	SOUNDHOUND AI, INC.
Trading Symbol	SOUN
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Central Index Key	0001840856
Document Period End Date	Apr. 26, 2022
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40193
Entity Tax Identification Number	85-1286799
Entity Address, Address Line One	5400 Betsy Ross Drive
Entity Address, City or Town	Santa Clara
Entity Address, Country	CA
Entity Address, Postal Zip Code	95054
City Area Code	(408)
Local Phone Number	441-3200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Security Exchange Name	NASDAQ